Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets, Net [Line Items]
Subtotal		$ 47,913,201	$ 10,886,033
Less: accumulated amortization		(10,614,005)	(5,723,309)
Impairment of capitalized development cost and software acquired		(2,266,746)
Intangible assets, net		35,032,450	5,162,724
Capitalized development costs [Member]
Schedule of Intangible Assets, Net [Line Items]
Subtotal	[1]	11,416,518	10,478,966
Purchased software [Member]
Schedule of Intangible Assets, Net [Line Items]
Subtotal		395,446	407,067
Software from business combinations [Member]
Schedule of Intangible Assets, Net [Line Items]
Subtotal		$ 36,101,237

[1]	The Company capitalized development costs related to its core supporting modules of the global trade applications and solutions incurred during the application development stage.